Income taxes benefit (expense) - Tax Loss Carryforwards (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Income Taxes [Abstract]
2023	$ 0	$ 0
2024	0	67,221
2025	0	174,128
2026	169,970	131,524
2027	109,965	188,728
2028	146,459	215,925
2029 onwards	2,950,102	1,369,144
Tax loss carryforwards as of December 31	$ 3,376,496	$ 2,146,670